Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of total derivatives

Barclays Bank Group	2024			2023
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	83,571,610	291,562	(278,636)	64,413,042	255,219	(249,380)
Total derivative assets/(liabilities) held for risk management	221,158	794	(695)	212,817	892	(500)
Derivative assets/(liabilities)	83,792,768	292,356	(279,331)	64,625,859	256,111	(249,880)

Disclosure of derivatives held for trading and risk management	The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2024			2023
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	8,242,887	123,379	(116,485)	6,531,231	86,830	(82,625)
Derivatives cleared by central counterparty	240,612	228	(235)	186,672	529	(512)
Exchange traded derivatives	27,441	7	(7)	17,899	2	(2)
Foreign exchange derivatives	8,510,940	123,614	(116,727)	6,735,802	87,361	(83,139)
Interest rate derivatives
OTC derivatives	26,437,086	92,206	(79,936)	19,684,538	105,405	(92,485)
Derivatives cleared by central counterparty	36,249,392	1,443	(1,319)	27,074,746	1,936	(2,065)
Exchange traded derivatives	7,672,496	2,664	(2,698)	6,800,161	2,824	(2,895)
Interest rate derivatives	70,358,974	96,313	(83,953)	53,559,445	110,165	(97,445)
Credit derivatives
OTC derivatives	593,702	3,474	(4,307)	587,472	4,936	(6,005)
Derivatives cleared by central counterparty	943,413	3,424	(3,148)	860,878	2,726	(2,625)
Credit derivatives	1,537,115	6,898	(7,455)	1,448,350	7,662	(8,630)
Equity and stock index derivatives
OTC derivatives	598,024	21,964	(26,318)	448,503	17,791	(25,769)
Exchange traded derivatives	2,347,247	40,947	(42,309)	2,017,045	30,379	(32,549)
Equity and stock index derivatives	2,945,271	62,911	(68,627)	2,465,548	48,170	(58,318)
Commodity derivatives
OTC derivatives	7,084	17	(32)	4,734	44	(4)
Exchange traded derivatives	212,226	1,809	(1,842)	199,163	1,817	(1,844)
Commodity derivatives	219,310	1,826	(1,874)	203,897	1,861	(1,848)
Derivative assets/(liabilities) held for trading	83,571,610	291,562	(278,636)	64,413,042	255,219	(249,380)

Total OTC derivatives	35,878,783	241,040	(227,078)	27,256,478	215,006	(206,888)
Total derivatives cleared by central counterparty	37,433,417	5,095	(4,702)	28,122,296	5,191	(5,202)
Total exchange traded derivatives	10,259,410	45,427	(46,856)	9,034,268	35,022	(37,290)
Derivative assets/(liabilities) held for trading	83,571,610	291,562	(278,636)	64,413,042	255,219	(249,380)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	26,564	611	(307)	17,995	625	(8)
Interest rate swaps	—	—	—	266	17	—
Interest rate derivatives cleared by central counterparty	86,759	—	—	95,964	—	—
Derivatives designated as cash flow hedges	113,323	611	(307)	114,225	642	(8)
Derivatives designated as fair value hedges
Interest rate swaps	7,234	147	(322)	4,670	140	(447)
Interest rate derivatives cleared by central counterparty	96,588	—	—	90,189	—	—
Derivatives designated as fair value hedges	103,822	147	(322)	94,859	140	(447)
Derivatives designated as hedges of net investments
Forward foreign exchange	4,013	36	(66)	3,733	110	(45)
Derivatives designated as hedges of net investments	4,013	36	(66)	3,733	110	(45)
Derivative assets/(liabilities) held for risk management	221,158	794	(695)	212,817	892	(500)

Total OTC derivatives	37,811	794	(695)	26,664	892	(500)
Total derivatives cleared by central counterparty	183,347	—	—	186,153	—	—
Derivative assets/(liabilities) held for risk management	221,158	794	(695)	212,817	892	(500)

Disclosure of hedged items in fair value hedges and hedged items in cash flow hedges and hedges of net investments in foreign operations

Hedged items in fair value hedges

Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[1]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2024
Assets
Loans and advances at amortised cost
- Interest rate risk	711	(160)	(1)	(18)	4
- Inflation risk	318	219	102	(18)	7
Debt securities classified as amortised cost
- Interest rate risk	7,673	(44)	8	50	66
- Inflation risk	8,348	(1,342)	2	(598)	(29)
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	29,514	(1,162)	(452)	(132)	176
- Inflation risk	2,979	(96)	(31)	(59)	(22)
Total Assets	49,543	(2,585)	(372)	(775)	202
Liabilities
Debt securities in issue
- Interest rate risk	(1,417)	8	(24)	(18)	2
Subordinated liabilities
- Interest rate risk	(37,531)	2,257	1,182	398	(8)
Deposits at amortised cost from banks and customers
- Interest rate risk	(8,596)	(12)	(1)	(4)	(2)
Repurchase agreements and other similar secured borrowing at amortised cost
- Interest rate risk	—	—	—	—	—
Total Liabilities	(47,544)	2,253	1,157	376	(8)
Total Hedged Items	1,999	(332)	785	(399)	194

Hedged items in fair value hedges

Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[1]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2023
Assets
Loans and advances at amortised cost
- Interest rate risk	830	(154)	(5)	34	(1)
- Inflation risk	450	246	—	3	(5)
Debt securities classified as amortised cost
- Interest rate risk	2,394	(24)	(21)	48	24
- Inflation risk	6,484	(755)	3	33	(19)
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	33,021	(1,173)	(658)	964	158
- Inflation risk	2,052	(51)	(62)	5	3
Total Assets	45,231	(1,911)	(743)	1,087	160
Liabilities
Debt securities in issue
- Interest rate risk	(3,935)	(28)	(52)	(95)	(1)
Subordinated liabilities
- Interest rate risk	(29,306)	1,904	579	(593)	24
Deposits at amortised cost from banks and customers
- Interest rate risk	(10,766)	(18)	(2)	(31)	(2)
Repurchase agreements and other similar secured borrowing at amortised cost
- Interest rate risk	(426)	14	14	(4)	0
Total Liabilities	(44,433)	1,872	539	(723)	21
Total Hedged Items	798	(39)	(204)	364	181
Notes
1Hedge ineffectiveness is recognised in net interest income.
2For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]

Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2024
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	438	182	—	1,552	—	438	(8)
Cash and balances at Central Banks	495	123	—	1,495	—	495	22
Foreign exchange risk
Loans and advances at amortised cost	300	106	—	—	—	300	5
Inflation risk
Debt securities classified at amortised cost	118	(73)	—	25	—	118	—
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated Liabilities	18	(9)	—	—	—	18	—
Total cash flow hedges	1,369	329	—	3,072	—	1,369	19
Hedge of net investment in foreign operations
USD foreign operations	136	—	1,449	—	—	136	—
EUR foreign operations	(109)	—	(26)	—	—	(109)	—
Other foreign operations	(17)	—	34	—	96	(17)	—
Total foreign operations	10	—	1,457	—	96	10	—

2023
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(694)	94	—	1,909	—	(694)	23
Cash and balances at Central Banks	(1,004)	(151)	—	2,121	—	(1,004)	132
Foreign exchange risk
Loans and advances at amortised cost	(463)	30	—	—	—	(463)	5
Inflation risk
Debt securities classified at amortised cost	(313)	(181)	—	21	—	(313)	—
Total cash flow hedges	(2,474)	(208)	—	4,051	—	(2,474)	160
Hedge of net investment in foreign operations
USD foreign operations	(522)	—	1,374	—	—	(522)	—
EUR foreign operations	(49)	—	83	—	—	(49)	—
Other foreign operations	(115)	—	53	—	96	(115)	—
Total foreign operations	(686)	—	1,510	—	96	(686)	—
Note
1Hedge ineffectiveness is recognised in net interest income.

Disclosure of hedging instruments which are carried on the Group's balance sheet	The following table shows the fair value hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2024
Fair value	Interest rate risk	26	(16)	—	89,602	(38)
	Inflation risk	121	(306)	—	14,220	631
	Total	147	(322)	—	103,822	593

As at 31 December 2023
Fair value	Interest rate risk	137	(106)	—	84,259	(121)
	Inflation risk	3	(341)	—	10,600	(62)
	Total	140	(447)	—	94,859	(183)
The following table shows the cash flow and net investment hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2024
Cash flow	Interest rate risk	—	—	—	80,382	(919)
	Foreign exchange risk	611	(307)	—	26,564	(313)
	Inflation risk	—	—	—	6,377	(118)
	Total	611	(307)	—	113,323	(1,350)
Net investment	Foreign exchange risk	36	(66)	(7,588)	11,601	(10)

As at 31 December 2023
Cash flow	Interest rate risk	17	—	—	93,423	1,853
	Foreign exchange risk	625	(8)	—	17,995	468
	Inflation risk	—	—	—	2,807	313
	Total	642	(8)	—	114,225	2,634
Net investment	Foreign exchange risk	110	(45)	(8,507)	12,240	686
There are 2 (2023: 2) foreign exchange risk cash flow hedges with an average foreign exchange rate of JPY 149.87: GBP 1 (2023: JPY 147.80:
GBP 1), 11 (2023: 8) with an average foreign exchange rate of USD 1.27: GBP 1 (2023: 1.25) and 9 (2023: none) with an average foreign exchange rate of AUD 1.94: GBP 1 (2023: none).

Disclosure of expected notional values of current hedging instruments in future years	The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2024	2025	2026	2027	2028	2029	2030 and later
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	89,602	77,074	67,309	55,277	51,051	43,755	37,221
Inflation risk (outstanding notional amount)	14,220	14,143	12,915	12,106	10,478	9,535	8,335

Disclosure of effect on the income statement, OCI, and reserves as a result of hedge accounting	The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2024		2023
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur

Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,697)	(2)	(1,664)	(1)
Cash flow hedge of foreign exchange risk
Recycled to net interest income	(251)	—	507	—
Hedge of net investment in foreign operations
Recycled to other income	—	(1)	—	(6)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2024		2023
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(2,895)	3,783	(5,557)	4,992
Currency translation movements	20	(194)	32	(1,934)
Hedging (losses)/gains for the year	(1,369)	50	2,474	686
Amounts reclassified in relation to cash flows affecting profit or loss	1,950	1	1,158	6
Tax	(154)	50	(1,002)	33
Balance on 31 December	(2,448)	3,690	(2,895)	3,783